Trade receivables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of Trade and other receivables [Abstract]
Trade receivables from related parties	₨ 0		₨ 0
Other trade receivables	13,080		11,574
Current trade receivables, gross	13,080		11,574
Less: Allowance for doubtful receivables	(432)		(658)	₨ (580)
Current trade receivables	₨ 12,648	$ 134	₨ 10,916